Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Judgements And Estimates [Line Items]
Financial liabilities at fair value through profit or loss				$ 511,861	$ 322,215
Fair value change of convertible preferred shares		$ 76,430	$ (23,669)	189,646	37,424	$ 26,572
Carrying amount of intangible assets		$ 14,767		14,778	14,798
Impairment and derecognition of intangible assets				0	3,000	$ 1,000
Patent Rights (not yet available for use) [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Carrying amount of intangible assets	[1]			14,500	14,500
Convertible Preferred Shares [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Financial liabilities at fair value through profit or loss				$ 511,861	$ 322,215

[1]	These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2020, 2021 and 2022, patent rights with carrying amount of US$1,000, US$3,000 and nil were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.